AST J.P. Morgan Conservative Multi-Asset Portfolio Expense Example - AST J.P. Morgan Conservative Multi-Asset Portfolio - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	$ 1,313